Impairment of Goodwill and Other Non-Current Assets - Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	₽ 18,331	₽ 18,355	₽ 21,378
Gross carrying amount [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	18,331	21,285
Gross carrying amount [member] | Yakutugol [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	13,399	13,399
Gross carrying amount [member] | Southern Kuzbass Power Plant (SKPP) [member] | Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	2,382	2,382
Gross carrying amount [member] | Kuzbass Power Sales Company (KPSC) [member] | Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	1,026	1,026
Gross carrying amount [member] | Port Posiet [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	756	756
Gross carrying amount [member] | Chelyabinsk Metallurgical Plant (CMP) [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	556	580
Gross carrying amount [member] | Southern Kuzbass Coal Company (SKCC) [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	143	143
Gross carrying amount [member] | Port Temryuk [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	69	69
Gross carrying amount [member] | Bratsk Ferroalloy Plant (BFP) [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	₽ 0	₽ 2,930